Events Occurring After the Reporting Period - Additional Information (Details) - USD ($)	Nov. 19, 2021	Sep. 30, 2021	Jun. 30, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings		$ 96,498,000	$ 94,245,000
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings principal amount	$ 90,000,000.0
Borrowings, interest rate	9.75%
Percentage of principal amount payable over two year	40.00%
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | American Depositary Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of warrants	1,769,669
Par value per share	$ 7.26
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Top of Range
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings	$ 90,000,000.0
Borrowings, maturity	November 2026
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche One
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings	$ 60,000,000.0
Oaktree Capital Management, L.P. | Refinancing and Expansion of Senior Debt Facility | Tranche Two
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Borrowings	$ 30,000,000.0